SEGMENTED INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 item		Dec. 31, 2012		Dec. 31, 2011
SEGMENTED INFORMATION
Minimum required percentage of combined revenue, profit or loss or total assets of reported operating segments	10.00%
Number of business units	3
Segment reporting Information
Revenues from Mining Operations	$ 1,638,406		$ 1,917,714		$ 1,821,799
Production Costs	(924,927)	[1]	(897,712)	[1]	(876,078)	[1]
Exploration and Corporate Development	(44,236)		(109,500)		(75,721)
Impairment loss	(537,227)				(907,681)
Loss on Goldex mine					(302,893)
Segment Income (Loss)	132,016		910,502		(340,574)
Foreign Currency Translation (Loss) Gain	7,188		(16,320)		1,082
Amortization of Property, Plant and Mine Development	(296,078)		(271,861)		(261,781)
Interest and sundry expense	(8,824)		(2,389)		(5,188)
Gain on sale of available-for-sale securities	74		9,733		4,907
Gain (loss) on derivative financial instruments	1,509		(819)		3,683
General and administrative expenses	(115,800)		(119,085)		(107,926)
Impairment loss on available-for-sale securities	(34,272)		(12,732)		(8,569)
Provincial Capital Tax	1,504		(4,001)		(9,223)
Interest expense	(57,999)		(57,887)		(55,039)
Income (loss) before income and mining taxes	(370,682)		435,141		(778,628)
Total Assets	4,959,359		5,256,119
Capital Expenditures	577,789		445,550		482,831
Cost
Balance at the beginning of the period	229,279
Purchase price	9,802
Balance at the end of the period	239,081		229,279
Accumulated impairment
Impairment loss	(200,064)
Balance at the end of the period	(200,064)
Goodwill	39,017		229,279
Meadowbank
Segment reporting Information
Impairment loss	(269,269)				(907,681)
Meliadine Mine Project
Cost
Balance at the beginning of the period	200,064
Balance at the end of the period	200,064
Accumulated impairment
Impairment loss	(200,064)
Balance at the end of the period	(200,064)
La India Mine Project
Cost
Balance at the end of the period	29,215		29,215
Accumulated impairment
Goodwill	29,215
Northern Business
Segment reporting Information
Revenues from Mining Operations	1,293,681		1,467,050		1,443,470
Production Costs	(774,955)		(744,770)		(730,464)
Exploration and Corporate Development			(37,627)
Impairment loss	(537,227)				(907,681)
Loss on Goldex mine					(302,893)
Segment Income (Loss)	(18,501)		684,653		(497,568)
Total Assets	3,537,255		3,933,212
Capital Expenditures	394,086		368,985		428,682
Northern Business | LaRonde mine
Segment reporting Information
Revenues from Mining Operations	329,900		399,243		398,609
Production Costs	(229,911)		(225,647)		(209,947)
Segment Income (Loss)	99,989		173,596		188,662
Total Assets	878,719		849,304
Capital Expenditures	84,292		75,214		90,735
Northern Business | Lapa mine
Segment reporting Information
Revenues from Mining Operations	141,167		173,753		167,536
Production Costs	(69,532)		(73,376)		(68,599)
Impairment loss	(67,894)
Segment Income (Loss)	3,741		100,377		98,937
Total Assets	78,293		168,712
Capital Expenditures	22,738		18,475		18,397
Northern Business | Goldex mine
Segment reporting Information
Revenues from Mining Operations	21,418				217,662
Production Costs	(13,172)				(56,939)
Exploration and Corporate Development			(37,627)
Loss on Goldex mine					(302,893)
Segment Income (Loss)	8,246		(37,627)		(142,170)
Total Assets	120,601		56,819
Capital Expenditures	65,063		26,822		42,232
Northern Business | Meadowbank mine
Segment reporting Information
Revenues from Mining Operations	591,473		609,625		434,051
Production Costs	(363,894)		(347,710)		(284,502)
Impairment loss	(269,269)				(907,681)
Segment Income (Loss)	(41,690)		261,915		(758,132)
Total Assets	711,387		1,005,890
Capital Expenditures	76,811		105,095		116,860
Northern Business | Meliadine Mine Project
Segment reporting Information
Impairment loss	(200,064)
Segment Income (Loss)	(200,064)
Total Assets	877,923		1,015,485
Capital Expenditures	61,412		83,343		73,944
Northern Business | Kittila mine
Segment reporting Information
Revenues from Mining Operations	209,723		284,429		225,612
Production Costs	(98,446)		(98,037)		(110,477)
Segment Income (Loss)	111,277		186,392		115,135
Total Assets	870,332		837,002
Capital Expenditures	83,770		60,036		86,514
Southern Business
Segment reporting Information
Revenues from Mining Operations	344,725		450,664		378,329
Production Costs	(149,972)		(152,942)		(145,614)
Segment Income (Loss)	194,753		297,722		232,715
Total Assets	1,136,195		1,056,001
Capital Expenditures	177,203		69,225		39,966
Southern Business | Pinos Altos mine
Segment reporting Information
Revenues from Mining Operations	303,203		363,113		321,074
Production Costs	(130,129)		(128,618)		(131,044)
Segment Income (Loss)	173,074		234,495		190,030
Total Assets	537,560		610,217
Capital Expenditures	42,835		24,212		32,407
Southern Business | Creston Mascota deposit at Pinos Altos
Segment reporting Information
Revenues from Mining Operations	41,522		87,551		57,255
Production Costs	(19,843)		(24,324)		(14,570)
Segment Income (Loss)	21,679		63,227		42,685
Total Assets	86,185		68,735
Capital Expenditures	17,582		5,777		7,559
Southern Business | La India Mine Project
Segment reporting Information
Total Assets	512,450		377,049
Capital Expenditures	116,786		39,236
Exploration
Segment reporting Information
Exploration and Corporate Development	(44,236)		(71,873)		(75,721)
Segment Income (Loss)	(44,236)		(71,873)		(75,721)
Total Assets	19,838		19,225
Capital Expenditures			55		8,561
Corporate and Other Income (Loss)
Segment reporting Information
Segment Income (Loss)	132,016		910,502		(340,574)
Foreign Currency Translation (Loss) Gain	7,188		(16,320)		1,082
Amortization of Property, Plant and Mine Development	(296,078)		(271,861)		(261,781)
Interest and sundry expense	(8,824)		(2,389)		(5,188)
Gain on sale of available-for-sale securities	74		9,733		4,907
Gain (loss) on derivative financial instruments	1,509		(819)		3,683
General and administrative expenses	(115,800)		(119,085)		(107,926)
Impairment loss on available-for-sale securities	(34,272)		(12,732)		(8,569)
Provincial Capital Tax	1,504		(4,001)		(9,223)
Interest expense	(57,999)		(57,887)		(55,039)
Income (loss) before income and mining taxes	(370,682)		435,141		(778,628)
Total Assets	266,071		247,681
Capital Expenditures	6,500		7,285		5,622
Cost
Balance at the end of the period	9,802
Accumulated impairment
Goodwill	9,802
Corporate and Other Income (Loss) | Urastar Gold Corporation
Cost
Purchase price	$ 9,802

[1]	Exclusive of amortization, which is shown separately.